SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2015
Computers and Peripheral Equipment [Member] | Minimum [Member]
Rate Of Depreciation [Line Items]
Rate Of Annual Depreciation	15.00%
Computers and Peripheral Equipment [Member] | Maximum [Member]
Rate Of Depreciation [Line Items]
Rate Of Annual Depreciation	33.00%
Office Furniture and Equipment [Member]
Rate Of Depreciation [Line Items]
Rate Of Annual Depreciation	6.00%
Production Lines [Member]
Rate Of Depreciation [Line Items]
Rate Of Annual Depreciation	33.00%